Fair Value Measurements -- Assets at FV Recurring Basis (Details 2) (10-Q) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Transfer from Level 1 Assets to Level 2	$ 0	$ 0	$ 0
Transfer from Level 2 Assets to Level 1		0	0
Transfer from Level 1 Liabilities to Level 2		0	0
Transfers from Level 2 Liabilities to Level 1		$ 0	$ 0